March 1, 2002



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:       Evergreen Select Fixed Income Trust (the "Trust")
          Post-Effective Amendment No. 15 to Registration Statement Nos. 333-36019/811-08365

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's Post-Effective Amendment No. 15 to Registration Statement Nos. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 28, 2002.

     If you have any questions or would like further information, please call me at (617) 210-3687.

                                           Very truly yours,

                                           /s/ Regina Brown

                                           Regina Brown